Marketable Securities - Summary of Marketable Securities (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial assets available-for-sale	€ 90,693	€ 115,280
Current financial assets available-for-sale	166,094	134,278
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	256,787	249,558
Non-current financial assets available-for-sale	90,693	115,280
Current financial assets available-for-sale	166,094	134,278
Financial assets	256,787	249,558
Financial assets at amortised cost, class [member] | Prime [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	6,398	7,716
Financial assets at amortised cost, class [member] | High grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	127,690	142,339
Financial assets at amortised cost, class [member] | Upper Medium Grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	119,785	99,503
Financial assets at amortised cost, class [member] | Lower Medium Grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,914
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	231,342	175,757
Financial assets at amortised cost, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	16,613	16,975
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	8,832	56,826
Financial assets at amortised cost, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	0	46,243
Financial assets at amortised cost, class [member] | US Government bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	85,049	62,088
Financial assets at amortised cost, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	8,832	10,583
Financial assets at amortised cost, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	144,830	121,282
Financial assets at amortised cost, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	18,076	9,362
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	256,693	249,530
Non-current financial assets available-for-sale	90,623	115,277
Current financial assets available-for-sale	166,070	134,253
Financial assets	256,693	249,530
Financial assets at fair value, class [member] | Prime [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	6,398	7,714
Financial assets at fair value, class [member] | High grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	127,678	142,352
Financial assets at fair value, class [member] | Upper Medium Grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	119,706	99,464
Financial assets at fair value, class [member] | Lower Medium Grade [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,911
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	231,249	175,732
Financial assets at fair value, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	16,611	16,972
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	8,833	56,826
Financial assets at fair value, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	0	46,245
Financial assets at fair value, class [member] | US Government bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	85,049	62,101
Financial assets at fair value, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	8,833	10,581
Financial assets at fair value, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	144,734	121,234
Financial assets at fair value, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets available-for-sale	€ 18,077	€ 9,369